Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Net debt, at beginning of year, as adjusted	£ (19,838)	£ (20,780)	£ (25,215)
Increase in cash and bank overdrafts	(7,597)	(2,504)	(1,579)
Increase/(decrease) in liquid investments	(1)	(18)	1
Increase in long-term loans	(1,025)		(3,298)
Repayment of short-term Notes	5,074	2,304	3,738
Repayment of/(increase in) other short-term loans	(1,021)	(301)	3,594
Repayment of medium term notes (MTNs)	1,594
Repayment of lease liabilities	202	181	182
Debt of subsidiary undertakings acquired	(24)
Exchange adjustments	(1,531)	314	(128)
Other non-cash movements	(207)	(134)	(102)
Decrease/(increase) in net debt from continuing operations	(4,536)	(158)	2,408
Decrease/(increase) in net debt from discontinued operations	7,177	1,100	2,027
Net debt at end of year	£ (17,197)	£ (19,838)	£ (20,780)